Shareholder Fees {- Fidelity Global Commodity Stock Fund}	Dec. 30, 2021 USD ($)
10.31 Fidelity Global Commodity Stock Fund Retail PRO-09 | Fidelity Global Commodity Stock Fund
Shareholder Fees:
(fees paid directly from your investment)	none